S000093658 [Member] Expense Example - Putnam Sustainable Retirement 2070 Fund	Jul. 31, 2025 USD ($)
CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 657
Expense Example, with Redemption, 3 Years	3,510
CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	3,281
CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	3,202
CLASS R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	3,147
CLASS R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	3,091
CLASS R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	3,034
CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	3,056
CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	$ 3,056